Shareholder Fees	Sep. 29, 2025
Amana Income Fund | Investor Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Amana Income Fund | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Amana Growth Fund | Investor Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Amana Growth Fund | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Amana Developing World Fund | Investor Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Amana Developing World Fund | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Amana Participation Fund | Investor Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Amana Participation Fund | Institutional Shares
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%